OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES
The components of other non-current liabilities are as follows:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities	$824	$499
Lease liabilities(1)	1,049	690
Derivative liability	371	277
Provisions	7	16
Deferred revenue	21	16
Loans and notes payable	171	1
Total other non-current liabilities	$2,443	$1,499
(1)For the year ended December 31, 2022, interest expense relating to total lease liabilities (see Note 18, Accounts Payable And Other Liabilities for the current portion) was $58 million (2021 - $59 million).